Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40238
Entity Registrant Name	Santech Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 15, AIA Central
Entity Address, Address Line Two	No.1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Address Line One	Level 15, AIA Central
Entity Address, Address Line Two	No.1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	American depositary shares
Trading Symbol	STEC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	159,750,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Entity Central Index Key	0001785680
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Level 15,AIA Central
Entity Address, Address Line Two	No.1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Lawrence Wai Lok
City Area Code	852
Local Phone Number	2593 9309
Contact Personnel Email Address	ir@santechholdings.com
Entity Address, Address Line One	Level 15,AIA Central
Entity Address, Address Line Two	No.1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK